WARRANTS (Details 2) (Fair Value, Inputs, Level 2 [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Beginning balance	$ 720,857	$ 374,166
Warrants issued	2,698,375	0
Fair value change of the issued warrants included in earnings	(1,527,835)	4,413
Ending balance	$ 1,891,397	$ 378,579